Note 17 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Statement Line Items [Line Items]
Net interest income	$ 20,062	$ 14,542	$ 54,189	$ 44,011
Non-interest income	1,177	1,187	3,951	3,110
Total revenue	21,239	15,729	58,140	47,121
Provision for (recovery of) credit losses	166	96	246	(159)
Revenue less provision for credit loss	21,073	15,633	57,894	47,280
Non-interest expenses:
Salaries and benefits	6,768	4,853	19,577	14,836
General and administrative	5,519	2,414	13,162	7,136
Premises and equipment	929	933	2,880	2,657
Noninterest expense	13,216	8,200	35,619	24,629
Income (loss) before income taxes	7,857	7,433	22,275	22,651
Income tax provision	2,137	1,997	6,046	6,181
Net income (loss)	5,720	5,436	16,229	16,470
Total assets	3,075,343	2,285,771	3,075,343	2,285,771	$ 2,415,086
Total liabilities	2,728,695	2,033,739	2,728,695	2,033,739	$ 2,082,980
Net interest income	20,062	14,542	54,189	44,011
Non-interest income	1,177	1,187	3,951	3,110
Total revenue	21,239	15,729	58,140	47,121
Provision for (recovery of) credit losses	166	96	246	(159)
Revenue less provision for credit loss	21,073	15,633	57,894	47,280
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(41)	(41)	(124)	(110)
Total revenue	(41)	(41)	(124)	(110)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(41)	(41)	(124)	(110)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(41)	(41)	(124)	(110)
Premises and equipment	0	0	0	0
Noninterest expense	(41)	(41)	(124)	(110)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(23,064)	(18,434)	(23,064)	(18,434)
Total liabilities	(21,919)	(17,289)	(21,919)	(17,289)
Net interest income	0	0	0	0
Non-interest income	(41)	(41)	(124)	(110)
Total revenue	(41)	(41)	(124)	(110)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(41)	(41)	(124)	(110)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	20,062	14,542	54,189	44,011
Non-interest income	12	2	14	(14)
Total revenue	20,074	14,544	54,203	43,997
Provision for (recovery of) credit losses	166	96	246	(159)
Revenue less provision for credit loss	19,908	14,448	53,957	44,156
Non-interest expenses:
Salaries and benefits	5,600	4,411	16,625	13,634
General and administrative	5,217	2,286	12,460	6,585
Premises and equipment	610	607	1,851	1,775
Noninterest expense	11,427	7,304	30,936	21,994
Income (loss) before income taxes	8,481	7,144	23,021	22,162
Income tax provision	2,099	1,904	5,805	5,910
Net income (loss)	6,382	5,240	17,216	16,252
Total assets	3,076,611	2,285,882	3,076,611	2,285,882
Total liabilities	2,725,820	2,030,180	2,725,820	2,030,180
Net interest income	20,062	14,542	54,189	44,011
Non-interest income	12	2	14	(14)
Total revenue	20,074	14,544	54,203	43,997
Provision for (recovery of) credit losses	166	96	246	(159)
Revenue less provision for credit loss	19,908	14,448	53,957	44,156
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	1,206	1,226	4,061	3,234
Total revenue	1,206	1,226	4,061	3,234
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,206	1,226	4,061	3,234
Non-interest expenses:
Salaries and benefits	1,168	442	2,952	1,202
General and administrative	343	169	826	661
Premises and equipment	319	326	1,029	882
Noninterest expense	1,830	937	4,807	2,745
Income (loss) before income taxes	(624)	289	(746)	489
Income tax provision	38	93	241	271
Net income (loss)	(662)	196	(987)	218
Total assets	21,796	18,323	21,796	18,323
Total liabilities	24,794	20,848	24,794	20,848
Net interest income	0	0	0	0
Non-interest income	1,206	1,226	4,061	3,234
Total revenue	1,206	1,226	4,061	3,234
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ 1,206	$ 1,226	$ 4,061	$ 3,234